Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials and supplies	$ 51,524	$ 41,961
Work in progress	33,068	29,450
Finished goods	244	2,121
Inventory reserves	(10,403)	(2,062)
Balance at 31 December	$ 74,433	$ 71,470